Concentrations	12 Months Ended
Dec. 31, 2013
Concentrations [Abstract]
CONCENTRATIONS
18.	CONCENTRATIONS

Major vendors

There was no major vendor from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2013.

There was one vendor from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2012, that accounting for about 11%, of its raw material purchases.

There were two vendors from which the Company purchased more than 10% of its raw materials for the year ended December 31, 2011, with each vendor accounting for about 14% and 11%, respectively, of its raw material purchases.

Major customers

There were four customers accounting for over 10% of the total sales for the year ended December 31, 2013, with each customer accounting for about 10%, 13%, 13%, and 14%, respectively, of total sales over this period.

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2012, with each customer accounting for about 24%, 21% and 14%, respectively, of total sales over this period.

There were three customers accounting for over 10% of the total sales for the year ended December 31, 2011, with each customer accounting for about 31%, 26% and 15%, respectively, of total sales over this period.

Sales by Geographic Region

For the year ended December 31, 2013, 83% of sales were to customers located in China   For the year ended December 31, 2012, 74% of sales were to customers located in China.  For the year ended December 31, 2011, 74% of sales were to customers located in China.